Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,654,140
Previously Paid Amount	0.00
Total Fee Amount	1,609.44
Total Offset Amount	0.00
Net Fee	1,609.44
Narrative - Max Aggregate Offering Price	$ 11,654,140
Final Prospectus	true